Vest U.S. Large Cap 20% Buffer Strategies VI Fund

Schedule of Investments

September 30, 2024 (unaudited)

106.50%	OPTIONS PURCHASED
	Description	Number of	Notional	Exercise	Expiration
		Contracts	Amount	Price	Date	Value
104.59%	CALL
	S&P 500 Mini Index	1	57,625	0.02	10/16/2024	57,562
	S&P 500 Mini Index	1	57,625	0.02	11/20/2024	57,558
	S&P 500 Mini Index	1	57,625	0.02	12/18/2024	57,545
	S&P 500 Mini Index	1	57,625	0.02	01/15/2025	57,541
	S&P 500 Mini Index	1	57,625	0.02	02/19/2025	57,538
	S&P 500 Mini Index	1	57,625	0.02	03/19/2025	57,503
	S&P 500 Mini Index	1	57,625	0.02	04/16/2025	57,485
	S&P 500 Mini Index	1	57,625	0.02	05/21/2025	57,452
	S&P 500 Mini Index	1	57,625	0.02	06/18/2025	57,418
	S&P 500 Mini Index	1	57,625	0.02	07/16/2025	57,402
	S&P 500 Mini Index	1	57,625	0.02	08/20/2025	57,383
	S&P 500 Mini Index	1	57,625	0.02	09/17/2025	57,341
						689,730
1.91%	PUT
	S&P 500 Mini Index	1	57,625	431.45	10/16/2024	0
	S&P 500 Mini Index	1	57,625	450.28	11/20/2024	65
	S&P 500 Mini Index	1	57,625	469.83	12/18/2024	206
	S&P 500 Mini Index	1	57,625	473.91	01/15/2025	289
	S&P 500 Mini Index	1	57,625	498.17	02/19/2025	542
	S&P 500 Mini Index	1	57,625	522.45	03/19/2025	882
	S&P 500 Mini Index	1	57,625	502.21	04/16/2025	801
	S&P 500 Mini Index	1	57,625	530.81	05/21/2025	1,272
	S&P 500 Mini Index	1	57,625	548.69	06/18/2025	1,695
	S&P 500 Mini Index	1	57,625	558.82	07/16/2025	2,076
	S&P 500 Mini Index	1	57,625	562.08	08/20/2025	2,333
	S&P 500 Mini Index	1	57,625	561.82	09/17/2025	2,462
						12,622
106.50%	TOTAL OPTIONS PURCHASED					702,352
2.64%	MONEY MARKET FUND
	Federated Treasury Obligations Fund 4.800%(B)			17,420		17,420
109.14%	TOTAL INVESTMENTS					$719,772
(9.14%)	Liabilities in excess of other assets					(60,297)
100.00%	NET ASSETS
						$659,475
	(A)Non-income producing

	(B)Effective 7 day yield as of September 30,2024

Vest U.S. Large Cap 20% Buffer Strategies VI Fund

Schedule of Investments

September 30, 2024 (unaudited)

	Number of	Notional	Exercise	Expiration
Description	Contracts	Amount	Price	Date	Value

SHORT INVESTMENTS
(7.68%) OPTIONS WRITTEN
(7.17%) CALL
S&P 500 Mini Index	1	(57,625)	497.51	10/16/2024	(7,916)
S&P 500 Mini Index	1	(57,625)	508.05	11/20/2024	(7,268)
S&P 500 Mini Index	1	(57,625)	524.24	12/18/2024	(6,096)
S&P 500 Mini Index	1	(57,625)	526.04	01/15/2025	(6,203)
S&P 500 Mini Index	1	(57,625)	558.46	02/19/2025	(3,877)
S&P 500 Mini Index	1	(57,625)	584.94	03/19/2025	(2,336)
S&P 500 Mini Index	1	(57,625)	562.27	04/16/2025	(4,165)
S&P 500 Mini Index	1	(57,625)	593.23	05/21/2025	(2,445)
S&P 500 Mini Index	1	(57,625)	612.78	06/18/2025	(1,644)
S&P 500 Mini Index	1	(57,625)	621.41	07/16/2025	(1,449)
S&P 500 Mini Index	1	(57,625)	620.76	08/20/2025	(1,760)
S&P 500 Mini Index	1	(57,625)	617.28	09/17/2025	(2,121)
					(47,279)
(0.51%) PUT
S&P 500 Mini Index	1	(57,625)	345.17	10/16/2024	0
S&P 500 Mini Index	1	(57,625)	360.23	11/20/2024	(2)
S&P 500 Mini Index	1	(57,625)	375.87	12/18/2024	(27)
S&P 500 Mini Index	1	(57,625)	379.13	01/15/2025	(48)
S&P 500 Mini Index	1	(57,625)	398.54	02/19/2025	(119)
S&P 500 Mini Index	1	(57,625)	417.96	03/19/2025	(216)
S&P 500 Mini Index	1	(57,625)	401.78	04/16/2025	(202)
S&P 500 Mini Index	1	(57,625)	424.65	05/21/2025	(331)
S&P 500 Mini Index	1	(57,625)	438.96	06/18/2025	(474)
S&P 500 Mini Index	1	(57,625)	447.06	07/16/2025	(570)
S&P 500 Mini Index	1	(57,625)	449.66	08/20/2025	(657)
S&P 500 Mini Index	1	(57,625)	449.46	09/17/2025	(729)
					(3,375)
(7.68%) TOTAL OPTIONS WRITTEN					(50,654)

In accordance with U.S. GAAP, "fair value" is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurementsfor disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following summarizes the inputs used to value the Fund’s investments as of September 30, 2024:

	Level 1	Level 2	Level 3
		Other	Significant
		Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total
OPTIONS PURCHASED		$702,352		$702,352
MONEY MARKET FUND		$17,420		$17,420
TOTAL INVESTMENTS		$719,772		$719,772

OPTIONS WRITTEN		$(50,654)		$(50,654)
SHORT INVESTMENTS		$(50,654)		$(50,654)

The cost of investments for Federal income tax purposes has been estimated a/o September 30, 2024 since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $626,564, and the related net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$84,965
Gross unrealized depreciation	(42,411)
Net unrealized appreciation	$42,554